LOSSES PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
LOSSES PER SHARE
NOTE 11:-	LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share for the six-month periods ended June 30, 2024 and 2023:

	Six months ended June 30,
	2024	2023
	Unaudited
Numerator:

Net loss for basic and diluted loss per share	$9,390	$18,615

Denominator:

Weighted average number of ordinary shares
used in computing basic and diluted net loss per share	89,518,778	86,903,741

Basic and diluted loss per ordinary share	$(0.10)	$(0.21)